Loan Capital (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of detailed information about borrowings [line items]
Schedule of loan capital

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Additional Tier 1 (AT1) loan capital
Convertible preference shares	-	1,188	-	1,188
Westpac capital notes	7,370	5,684	7,370	5,684
USD AT1 securities	1,585	1,556	1,585	1,556

Total AT1 loan capital	8,955	8,428	8,955	8,428

Tier 2 loan capital
Subordinated notes	7,822	8,789	7,822	8,789
Subordinated perpetual notes	488	449	488	449

Total Tier 2 loan capital	8,310	9,238	8,310	9,238

Total loan capital	17,265	17,666	17,265	17,666

Movement Reconciliation ($m)

Balance as at 1 October 2017	17,666		17,666
Issuances	2,342		2,342
Maturities, repayments, buy backs and reductions	(2,387)		(2,387)

Total cash movements	(45)		(45)

Foreign exchange translation impact	449		449
Fair value hedge accounting adjustments	(257)		(257)
Conversion of Convertible Preference Shares to ordinary shares1	(566)		(566)
Other (amortisation of bond issue costs, etc.)	18		18

Total non-cash movements	(356)		(356)

Balance as at 30 September 2018	17,265		17,265

1Refer to AT1 loan capital discussion in the next page and Note 41.

Additional Tier 1 (AT1) loan capital
Disclosure of detailed information about borrowings [line items]
Schedule of loan capital

	Dividend/distribution/	Potential scheduled	Optional
$m	interest rate	conversion date2	redemption date3	2018	2017

Westpac convertible preference shares (CPS)
$1,189 million CPS	(180 day bank bill rate + 3.25% p.a.)	31 March 2020	31 March 20184	-	1,188
	x (1 - Australian corporate tax rate)

Total convertible preference shares				-	1,188

Westpac capital notes (WCN)
$1,384 million WCN	(90 day bank bill rate + 3.20% p.a.)	8 March 2021	8 March 2019	1,382	1,379
	x (1 - Australian corporate tax rate)
$1,311 million WCN2	(90 day bank bill rate + 3.05% p.a.)	23 September 2024	23 September 2022	1,305	1,304
	x (1 - Australian corporate tax rate)
$1,324 million WCN3	(90 day bank bill rate + 4.00% p.a.)	22 March 2023	22 March 2021	1,316	1,313
	x (1 - Australian corporate tax rate)
$1,702 million WCN4	(90 day bank bill rate + 4.90% p.a.)	20 December 2023	20 December 2021	1,691	1,688
	x (1 - Australian corporate tax rate)
$1,690 million WCN5	(90 day bank bill rate + 3.20% p.a.)	22 September 2027	22 September 2025	1,676	-
	x (1 - Australian corporate tax rate)

Total Westpac capital notes				7,370	5,684

USD AT1 securities
US$1,250 million securities	5.000% p.a. until but excluding	n/a	21 September 20276	1,585	1,556
	21 September 2027 (first reset date).
	If not redeemed, converted or
	written-off earlier, from, and
	including, each reset date5 to, but
	excluding, the next succeeding
	reset date, at a fixed rate p.a. equal
	to the prevailing 5-year USD mid-
	market swap rate plus 2.888% p.a.

Total USD AT1 securities				1,585	1,556

1A$ unless otherwise noted.

2Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied.

3Westpac may elect to redeem the relevant AT1 instrument, subject to APRA’s prior written approval.

4On 13 March 2018, $623 million of CPS were transferred to the Westpac CPS nominated party for $100 each pursuant to the Westpac Capital Notes 5 reinvestment offer. Those CPS were subsequently bought back and cancelled by Westpac. On 3 April 2018, the remaining $566 million of CPS were transferred to the Westpac CPS nominated party for $100 each. Following the transfer, those remaining CPS were converted into 19,189,765 ordinary shares.

521 September 2027 and every fifth anniversary thereafter is a reset date.
6Westpac may elect to redeem on 21 September 2027 and every fifth anniversary thereafter.

Tier 2 loan capital
Disclosure of detailed information about borrowings [line items]
Schedule of loan capital

			Optional
$m	Interest rate2	Maturity date	redemption date3	2018	2017
Basel III transitional subordinated notes
US$350 million subordinated notes	Fixed 4.625% p.a.	1 June 2018	n/a	-	454
US$800 million subordinated notes	3.625% p.a. until but excluding 28 February 2018. Thereafter, if not	28 February 2023	28 February 20184	-	1,018
	redeemed, fixed rate equal to 5-year US Treasury rate + 2.90% p.a.

Basel III fully compliant subordinated notes
A$925 million subordinated notes	90 day bank bill rate + 2.30% p.a.	22 August 2023	22 August 20184	-	923
A$1,000 million subordinated notes	90 day bank bill rate + 2.05% p.a.	14 March 2024	14 March 2019	999	991
CNY1,250 million subordinated notes	4.85% p.a. until but excluding 9 February 2020. Thereafter, if not	9 February 2025	9 February 2020	252	239
	redeemed, a fixed rate per annum equal to the one-year CNH HIBOR
	reference rate plus 0.8345% p.a.
A$350 million subordinated notes	4.50% p.a. until but excluding 11 March 2022. Thereafter, if not redeemed,	11 March 2027	11 March 2022	347	350
	a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 1.95% p.a., the sum of which will be annualised.
S$325 million subordinated notes	4.00% p.a. until but excluding 12 August 2022. Thereafter, if not redeemed,	12 August 2027	12 August 2022	330	312
	a fixed rate per annum equal to the five-year SGD swap offer rate
	plus 1.54% p.a.
A$175 million subordinated notes	4.80% p.a. until but excluding 14 June 2023. Thereafter, if not redeemed,	14 June 2028	14 June 2023	171	171
	a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 2.65% p.a., each of which will be annualised.
US$100 million subordinated notes	Fixed 5.00% p.a.	23 February 2046	n/a	114	117
A$700 million subordinated notes	Floating 90 day bank bill rate + 3.10% p.a.	10 March 2026	10 March 2021	700	700
JPY20,000 million subordinated notes	Fixed 1.16% p.a.	19 May 2026	n/a	242	225
JPY10,200 million subordinated notes	Fixed 1.16% p.a.	2 June 2026	n/a	123	115
JPY10,000 million subordinated notes	Fixed 0.76% p.a.	9 June 2026	n/a	120	112
NZ$400 million subordinated notes	4.6950% p.a. until but excluding 1 September 2021. Thereafter, if not	1 September 2026	1 September 2021	358	357
	redeemed, a fixed rate per annum equal to the New Zealand 5-year swap
	rate on 1 September 2021 plus 2.60% p.a.
JPY8,000 million subordinated notes	0.9225% p.a until but excluding 7 October 2021. Thereafter, if not	7 October 2026	7 October 2021	97	90
	redeemed, a fixed rate per annum equal to the five-year JPY mid-swap
	rate plus 1.0005% p.a.
US$1,500 million subordinated notes	4.322% p.a. until but excluding 23 November 2026. Thereafter, if not	23 November 2031	23 November 2026	1,922	1,882
	redeemed, a fixed rate per annum equal to the five-year USD mid-swap
	rate plus 2.236% p.a.
JPY12,000 million subordinated notes	0.87% p.a. until but excluding 6 July 2022. Thereafter, if not redeemed, a	6 July 2027	6 July 2022	146	136
	fixed rate per annum equal to the five-year JPY mid-swap rate
	plus 0.78% p.a.
JPY13,500 million subordinated notes	0.868% p.a. until but excluding 6 July 2022. Thereafter, if not redeemed,	6 July 2027	6 July 2022	165	152
	a fixed rate per annum equal to the five-year JPY mid-swap rate
	plus 0.778% p.a.
HKD600 million subordinated notes	3.15% p.a. until but excluding 14 July 2022. Thereafter, if not redeemed, a	14 July 2027	14 July 2022	102	98
	fixed rate per annum equal to the five-year HKD mid-swap rate
	plus 1.34% p.a.
A$350 million subordinated notes	4.334% p.a. until but excluding 16 August 2024. Thereafter, if not	16 August 2029	16 August 2024	347	347
	redeemed, a fixed rate per annum equal to the five-year AUD
	semi-quarterly mid-swap reference rate plus 1.83% p.a., each of which will
	be annualised.
A$185 million subordinated notes	Fixed 5.00% p.a.	24 January 2048	n/a	185	-
A$250 million subordinated notes	90 day bank bill rate + 1.40% p.a.	16 February 2028	16 February 2023	250	-
A$130 million subordinated notes	Fixed 5.00% p.a.	2 March 2048	n/a	130	-
A$725 million subordinated notes	90 day bank bill rate + 1.80% p.a.	22 June 2028	22 June 2023	722	-

Total subordinated notes				7,822	8,789

1Excludes subordinated perpetual notes.
2Interest payments are made periodically as set out in the terms of the subordinated notes.

3Westpac may elect to redeem the relevant Tier 2 instrument on the optional redemption date, subject to APRA’s prior written approval. If not redeemed on the first optional redemption date, Westpac may elect to redeem the relevant Tier 2 instrument on any interest payment date after the first optional redemption date (except for US$1,500 million subordinated notes), subject to APRA’s prior written approval.

4The subordinated notes were redeemed in full on the relevant optional redemption date.